Income taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Line Items]
Income taxes
Note 8
Income taxes
Income taxes
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Tax expense / (benefit)
Swiss
Current 597 672 883
Deferred 323 296 152
Total Swiss 920 968 1,035
Non-Swiss
Current 841 1,498 684
Deferred (705) (791) (846)
Total non-Swiss 136 707 (162)
Total income tax expense / (benefit) recognized in the income statement 1,056 1,675 873
Income tax recognized in the income statement
The Swiss current tax expenses related to taxable profits of UBS Switzerland AG and other Swiss entities.
The Swiss deferred tax expenses primarily related to the amortization of deferred tax assets (DTAs) previously recognized
in relation to deductible temporary differences.
The non-Swiss current tax
expenses included USD
145
m that related to
US corporate alternative minimum tax,
with an
equivalent deferred tax benefit for DTAs
recognized in respect of tax credits carried
forward and USD
696 m in respect of
other taxable profits of non-Swiss subsidiaries and branches.
The
net
non-Swiss
deferred
tax
benefit
included
USD
145
m
related
to
the
aforementioned
deferred
tax
benefit,
USD 747
m in respect of a net upward
revaluation of DTAs and USD
215
m in respect of an increase in
DTAs that resulted
from an increase in the expected value of future tax deductions for deferred compensation awards due to an increase in
the Group’s
share price
during the
year. These
benefits were
partly offset
by an
expense of
USD
402
m that
primarily
related
to
the
amortization
of
DTAs
previously
recognized
in
relation
to
tax
losses
carried
forward
and
deductible
temporary differences.
Income tax expense / (benefit)
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Operating profit / (loss) before tax 8,853 6,821 28,255
of which: Swiss 4,162 3,002 32,237
of which: non-Swiss 4,691 3,819 (3,981)
Income taxes at Swiss tax rate of 18.5 % for 2025, 18.5 % for 2024 and 18.5 % for 2023 1,638 1,262 5,227
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate 186 (197) (224)
Tax effects of losses not recognized 301 1,012 1,584
Previously unrecognized tax losses now utilized (155) (454) (401)
Non-taxable and lower-taxed income
1
(827) (447) (5,641)
Non-deductible expenses and additional taxable income 1,220 1,774 1,651
Adjustments related to prior years, current tax (110) (102) (87)
Adjustments related to prior years, deferred tax (4) 9 (1)
Change in deferred tax recognition (1,306) (1,480) (1,288)
Adjustments to deferred tax balances arising from changes in tax rates 11 (40) 26
Other items 103 338 25
Income tax expense / (benefit) 1,056 1,675 873
1 The reconciling item for non-taxable and lower-taxed
income for 2023 primarily reflects that the negative goodwill gain that was recorded in the income statement in relation to the
acquisition of the Credit Suisse
Group did not result in any tax expense.
The components
of operating
profit before tax,
and the
differences between income
tax expense
reflected in the
financial
statements and the amounts calculated at the Swiss tax rate, are provided in the table above and explained below.
Component Description
Non-Swiss tax rates
differing from the Swiss
tax rate
To the extent that Group
profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss tax rate. This item reflects, for such profits, an adjustment from the tax expense that would arise at the Swiss tax rate to the tax expense that would arise at the applicable local tax rate. Similarly, it reflects, for such losses, an adjustment from the tax benefit that would arise at the Swiss tax rate to the tax benefit that would arise at the applicable local tax rate.
Tax effects of losses not
recognized
This item relates to tax losses of entities arising in the year that are not recognized as DTAs and where no tax benefit
arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses as described above is reversed.
Previously
unrecognized tax losses
now utilized
This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were
previously recorded. Consequently,
no current tax or deferred tax expense arises in relation to those taxable profits and the tax expense calculated by applying the local tax rate on those profits is reversed.
Non-taxable and lower-
taxed income
This item relates to tax deductions for the year in respect of permanent differences. These include deductions in respect of profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also include deductions made for tax purposes, which are not reflected in the accounts.
Non-deductible
expenses and
additional taxable
income
This item relates to additional taxable income for the year in respect of permanent differences. These include income that is recognized for tax purposes by an entity but is not included in its profit that is reported in the financial statements, as well as expenses for the year that are non-deductible (e.g. client entertainment costs are not deductible in certain locations).
Adjustments related to
prior years, current tax
This item relates to adjustments to current tax expense for prior years (e.g. if the tax payable for a year is agreed with the tax authorities in an amount that differs from the amount previously reflected in the financial statements).
Adjustments related to
prior years, deferred
tax
This item relates to adjustments to deferred tax positions recognized in prior years (e.g. if a tax loss for a year is fully recognized and the amount of the tax loss agreed with the tax authorities is expected to differ from the amount previously recognized as DTAs in the accounts).
Change in deferred tax
recognition
This item relates to changes in DTAs, including changes in DTAs previously recognized resulting from reassessments of
expected future taxable profits. It also includes changes in temporary differences in the year, for which deferred tax is not
recognized.
Adjustments to
deferred tax balances
arising from changes in
tax rates
This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect
of changing the future tax saving that is expected from tax losses or deductible tax differences and therefore the amount of DTAs recognized or,
alternatively, changing the tax cost of additional taxable income from taxable temporary differences and therefore the deferred tax liability.
Other items Other items include other differences between profits or losses at the local tax rate and the actual local tax expense or benefit, including movements in provisions for uncertain positions in relation to the current year and other items.
Income tax recognized directly in equity
A net tax expense
of USD
330 m was recognized in
Other comprehensive income
(2024: net tax expense
of USD
9 m) and
a net tax benefit of USD 160 m was recognized in Share premium
(2024: net tax benefit of USD
23 m).
Deferred tax assets and liabilities
The Group has gross DTAs,
valuation allowances and recognized DTAs related
to tax loss carry-forwards and deductible
temporary differences, as well as
deferred tax liabilities in
respect of taxable temporary differences, as
shown in the table
below. The
valuation allowances reflect
DTAs
that were not
recognized because, as
of the last
remeasurement period,
management did
not consider
it probable
that there
would be
sufficient
future taxable
profits available
to utilize
the
related tax loss carry-forwards and deductible temporary differences.
The recognition of DTAs
is supported by forecasts of taxable profits for the entities concerned. In addition, tax planning opportunities are available
that would result
in additional future
taxable income and
these would be
utilized, if necessary.
Deferred tax liabilities are
recognized in respect of
investments in subsidiaries, branches and associates,
and interests in
joint arrangements, except to the extent that the Group
can control the timing of the reversal
of the associated taxable
temporary difference and it is probable that such
will not reverse in the foreseeable future. However, as of 31 December
2025, this exception was not considered to apply to any taxable temporary differences.
Deferred tax assets and liabilities
USD m 31.12.25 31.12.24
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 20,261 (17,743) 2,518 19,940 (17,663) 2,277
Unused tax credits 808 0 808 675 0 675
Temporary differences 10,356 (2,157) 8,198 10,841 (2,659) 8,182 of which: related to real estate costs capitalized for US tax purposes 2,907 0 2,907 2,971 0 2,971 of which: related to compensation and benefits 2,240 (250) 1,991 1,984 (503) 1,482 of which: related to cash flow hedges 107 1 108 529 0 529
of which: other 5,101 (1,909) 3,193 5,358 (2,156) 3,201
Total deferred tax assets 31,425 (19,901) 11,525
2
31,456 (20,322) 11,134
2
of which: related to the US 10,063 9,340
of which: related to other locations 1,461 1,794
Deferred tax liabilities
Total deferred tax liabilities 471 340
1 After offset of DTLs, as applicable.
2 As of 31 December 2025, the Group recognized DTAs of USD
399 m (31 December 2024: USD 697 m) in respect of entities that incurred losses in either 2025 or 2024.
In general, US federal tax losses incurred prior to 31 December 2017 can be carried forward for 20 years. US federal tax losses incurred after
that date can
be carried forward
indefinitely, although the
utilization of such
losses is limited
to 80%
of the
entity’s future
year taxable
profits. UK tax
losses can
also be
carried forward indefinitely;
they can
shelter up to
either 25% or 50% of future
year taxable profits, depending on when the
tax losses arose. The amounts of
US tax loss
carry-forwards that are
included in the
table below are
based on their
amount for federal
tax purposes rather
than for
state and local tax purposes.
Unrecognized tax loss carry-forwards
USD m 31.12.25 31.12.24
Within 1 year 384 387
From 2 to 5 years 8,350 9,491
From 6 to 10 years 3,440 3,127
From 11 to 20 years 3,007 3,760
No expiry 47,717 50,838
Total 62,898 67,603
of which: related to the US
1
16,932 19,213
of which: related to the UK 39,640 38,293
of which: related to other locations 6,325 10,097
1 Mainly related to UBS AG’s US branch.
Pillar Two top-up taxes under Global Anti-Base Erosion rules
Certain countries
in which
the Group
operates have
enacted legislation
implementing the
Pillar Two
Global Anti-Base
Erosion rules published by the Organisation for Economic
Co-operation and Development that introduced domestic top-
up taxes that applied to UBS Group entities during 2025, including Switzerland, which introduced non-domestic top-up taxes with effect from 1 January 2025, that applies to the Group’s worldwide entities.
The exception that was introduced by
the amendments to IAS 12,
Income Taxes
, issued in May 2023, has
been applied
for
the
purposes
of
these
financial
statements,
which
requires
that
deferred
tax
assets
and
deferred
tax
liabilities
be
neither recognized nor disclosed in respect of such top-up taxes.
The Group’s profits are primarily generated in countries that have effective tax rates of 15% or more and, as a result, its current tax expenses for 2025 that related to top-up taxes were only USD 8 m.